AMOUNT DUE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2025
Amount Due To Related Parties
AMOUNT DUE TO RELATED PARTIES

NOTE－10 AMOUNT DUE TO RELATED PARTIES

Amount due to related parties consisted of the following:

	As of June 30,
	2024	2025
	S$	S$
Due to related parties
- Premium-Rich Engineering Pte. Ltd.(1)	56,167	8,491
- LRS-Premium Pte. Ltd(2)	813,725	31,062
Amount due to related parties	869,892	39,553

(1)	100% shares held by Mr. Gao

(2)	60% shares held by our Company’s Chief Executive Officer, Mr Gao

The amount due to related parties are unsecured, interest-free and repayable on demand.